UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21759

Name of Fund: BlackRock Global Dynamic Equity Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Global Dynamic Equity Fund, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2010

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)	BlackRock Global Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 1.0%
BHP Billiton Ltd.	146,494	$5,317,769
CSL Ltd.	45,042	1,350,402
Newcrest Mining Ltd.	24,391	724,926
Rio Tinto Ltd.	10,401	667,578
Telstra Corp. Ltd.	259,896	757,459

		8,818,134

Austria — 0.0%
Telekom Austria AG	26,075	335,407

Belgium — 0.2%
RHJ International (a)	134,398	1,141,748
RHJ International - ADR (a)	41,200	350,058

		1,491,806

Brazil — 3.3%
All America Latina Logistica SA	72,300	680,741
Banco do Brasil SA	14,300	247,169
Banco Itau Holding Financeira SA, Preference Shares	63,800	1,428,136
Banco Santander Brasil SA	54,400	717,580
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	70,967	2,320,106
Cia Brasileira, Preference ‘B’ Shares (a)	1,301	42,533
Cia Energetica de Minas Gerais - ADR	22,041	335,023
Cosan Ltd. (a)	112,200	1,274,592
Cyrela Brazil Realty SA	141,100	1,975,946
Hypermarcas SA (a)	268,200	3,495,078
MRV Engenharia e Participacoes SA	131,700	1,186,858
NET Servicos de Comunicacao SA, Preference Shares (a)	57,200	612,718
Petroleo Brasileiro SA - ADR	277,160	8,827,546
SLC Agricola SA	112,300	962,225
Usinas Siderurgicas de Minas Gerais SA, Preference ‘A’ Shares	15,300	430,171
Vale SA, Preference ‘A’ Shares	87,100	2,114,111

Common Stocks	Shares	Value

Brazil (concluded)
Vivo Participacoes SA - ADR	92,375	$2,470,108

		29,120,641

Canada — 4.5%
Agrium, Inc.	26,800	1,688,400
Alamos Gold, Inc.	88,410	1,330,385
BCE, Inc.	3,400	104,074
Barrick Gold Corp.	102,927	4,230,300
Canadian Natural Resources Ltd.	45,900	1,579,878
Canadian Pacific Railway Ltd.	21,042	1,259,785
Canadian Pacific Railway Ltd.	22,078	1,318,388
Cenovus Energy, Inc.	1,410	39,762
Daylight Energy Ltd.	114,350	989,947
Eldorado Gold Corp.	158,215	2,570,099
EnCana Corp.	1,410	43,047
Goldcorp, Inc.	117,628	4,603,960
Golden Star Resources Ltd. (a)	51,810	211,665
IAMGOLD Corp.	236,278	3,735,555
IAMGOLD, International African Mining Gold Corp.	64,649	1,019,367
Kinross Gold Corp.	62,975	1,032,160
Kinross Gold Corp.	226,674	3,719,654
New Gold, Inc. (a)	12,030	59,445
Potash Corp. of Saskatchewan, Inc.	5,640	591,467
Rogers Communications, Inc., Class B	9,900	344,268
Rogers Communications, Inc., Class B	21,000	729,120
Silver Wheaton Corp. (a)	74,700	1,408,095
Sino-Forest Corp. (a)	85,690	1,319,462
Suncor Energy, Inc.	25,328	834,946
TELUS Corp.	11,660	461,387
Talisman Energy, Inc.	20,750	354,226
Teck Resources Ltd., Class B	3,240	114,210
Thomson Reuters Corp.	1,900	71,136
Vittera, Inc. (a)	35,800	280,327
Yamana Gold, Inc.	354,684	3,336,213

		39,380,728

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
HOLDRS	Holding Company Depositary Receipts
INR	Indian Rupee
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
MYR	Malaysian Ringgit
SGD	Singapore Dollar
SPDR	Standard & Poor’s Depositary Receipts
THB	Thai Baht
USD	US Dollar
ZAR	South African Rand

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2010	1

Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Chile — 0.2%
Banco Santander Chile SA - ADR	10,300	$855,003
Sociedad Quimica y Minera de Chile SA	16,600	630,634

		1,485,637

China — 2.4%
Beijing Enterprises Holdings Ltd.	633,675	4,195,279
Chaoda Modern Agriculture Holdings Ltd.	2,452,985	2,638,412
China BlueChemical Ltd.	919,200	590,836
China Communications Services Corp. Ltd.	33,600	17,074
China Huiyan Juice Group Ltd.	173,000	132,965
China Life Insurance Co. Ltd.	212,800	951,139
China Life Insurance Co. Ltd. - ADR (b)	15,920	1,069,346
China Mobile Ltd.	250,400	2,544,583
China Pacific Insurance Group Co. Ltd.	105,600	422,169
China Shenhua Energy Co. Ltd., Class H	209,963	811,105
China South Locomotive and Rolling Corp.	458,800	379,160
China Telecom Corp., Ltd.	990,000	496,582
China Unicom Ltd.	415,100	566,702
Denway Motors Ltd.	1,427,500	729,496
Dongfeng Motor Group Co. Ltd.	93,600	131,058
Guangshen Railway Co. Ltd.	1,936,000	710,174
Jiangsu Express	263,500	256,352
Mindray Medical International Ltd. - ADR	8,700	269,178
Ping An Insurance Group Co. of China Ltd.	68,276	565,634
Tianjin Development Holdings Ltd.	2,754,647	1,798,197
Tianjin Port Development Holdings Ltd. (a)	4,269,500	1,056,673
Xiamen International Port Co. Ltd.	1,955,000	358,552
Zhongsheng Group Holdings Ltd. (a)	413,300	623,608

		21,314,274

Egypt — 0.1%
Telecom Egypt	381,219	1,140,464

Finland — 0.1%
Fortum Oyj	35,197	817,788
Nokia Oyj - ADR	11,400	108,414

		926,202

France — 1.3%
AXA SA	38,481	706,510
AXA SA - ADR	1,500	27,675
BNP Paribas SA	24,000	1,640,585
Cie Generale d’Optique Essilor International SA	36,097	2,257,765
France Telecom SA	84,003	1,756,977
Sanofi-Aventis	8,200	476,687
Sanofi-Aventis - ADR	1,366	39,805
Technip SA	4,040	268,937
Thales SA	8,348	281,907
Total SA	34,656	1,749,491
Total SA - ADR	41,200	2,085,956

		11,292,295

Common Stocks	Shares	Value

Germany — 0.4%
Allianz AG, Registered Shares	3,788	$439,900
Bayer AG	12,391	713,264
Bayer AG - ADR	1,100	63,415
Bayerische Motoren Werke AG	5,730	308,422
Kabel Deutschland Holding AG (a)	6,400	201,833
Volkswagen AG, Preference Shares	13,674	1,448,752

		3,175,586

Hong Kong — 0.9%
Cheung Kong Holdings Ltd.	78,200	945,322
Cheung Kong Infrastructure Holdings Ltd.	148,600	556,920
China Dongxiang Group Co.	1,081,554	612,035
HSBC Holdings Plc, Hong Kong Registered	82,600	845,630
Hutchison Whampoa Ltd.	139,227	921,222
The Link Real Estate Investment Trust	803,348	2,088,117
Ports Design Ltd.	2,500	6,449
Shougang Concord International Enterprises Co. Ltd.	1,509,800	255,542
Sinopharm Group Co.	143,700	539,004
Wharf Holdings Ltd.	186,225	1,020,250

		7,790,491

India — 1.3%
Adani Enterprises Ltd.	109,000	1,377,515
Adani Power Ltd. (a)	317,357	872,468
Bharat Heavy Electricals Ltd.	45,600	2,400,339
Container Corp. of India	10,420	308,882
Housing Development Finance Corp.	36,180	2,329,463
Larsen & Toubro Ltd.	20,650	800,492
Reliance Industries Ltd.	81,450	1,775,262
State Bank of India Ltd.	32,110	1,737,179

		11,601,600

Indonesia — 0.2%
Bumi Resources Tbk PT	3,536,007	683,381
Telekomunikasi Indonesia Tbk PT	1,329,400	1,253,991

		1,937,372

Ireland — 0.5%
Accenture Plc	2,800	110,992
Covidien Plc	23,875	891,015
Ingersoll-Rand Plc	2,900	108,634
Seagate Technology (a)	6,300	79,065
Warner Chilcott Plc, Class A (a)	3,600	92,160
XL Group Plc	180,100	3,193,173

		4,475,039

Israel — 0.3%
AFI Development Plc - GDR (a)	172,000	146,200
Teva Pharmaceutical Industries Ltd. - ADR	42,240	2,063,424

		2,209,624

Italy — 0.7%
Assicurazioni Generali SpA	10,700	215,089
Eni SpA	68,000	1,389,568
Intesa Sanpaolo SpA	572,645	1,890,042
Telecom Italia SpA	166,000	211,276
Unicredit SpA	773,800	2,164,124

		5,870,099

2	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2010

Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan — 9.7%
Aisin Seiki Co., Ltd.	22,480	$625,550
Astellas Pharma, Inc.	20,050	678,117
The Bank of Kyoto Ltd.	68,500	570,627
Canon, Inc.	51,330	2,223,397
Coca-Cola Central Japan Co., Ltd.	20,788	271,214
Coca-Cola West Holdings Co., Ltd.	59,525	1,077,954
Daihatsu Motor Co., Ltd.	49,360	580,674
Daikin Industries Ltd.	7,000	259,840
Daiwa House Industry Co., Ltd.	74,340	730,086
Denso Corp.	29,850	854,676
East Japan Railway Co.	42,486	2,730,518
Fanuc Ltd.	6,850	808,632
Fuji Heavy Industries Ltd. (a)	193,070	1,060,816
Fujitsu Ltd.	45,330	321,240
Futaba Industrial Co., Ltd. (a)	60,170	415,859
Hitachi Chemical Co., Ltd.	40,000	794,273
Hokkaido Coca-Cola Bottling Co., Ltd.	14,000	68,060
Honda Motor Co., Ltd.	48,878	1,546,425
Hoya Corp.	75,844	1,800,217
Inpex Corp.	424	2,074,146
JGC Corp.	82,587	1,361,362
KDDI Corp.	521	2,539,946
Kinden Corp.	62,770	565,794
Kirin Holdings Co., Ltd.	111,880	1,490,926
Kubota Corp.	261,266	2,064,009
Kuraray Co., Ltd.	57,640	721,132
Kyowa Hakko Kirin Co., Ltd.	68,840	705,804
Mikuni Coca-Cola Bottling Co., Ltd.	35,300	292,289
Mitsubishi Corp.	177,660	3,834,304
Mitsubishi Tanabe Pharma Corp.	42,100	615,733
Mitsubishi UFJ Financial Group, Inc.	294,800	1,460,435
Mitsui & Co., Ltd.	213,120	2,734,277
Mitsui OSK Lines Ltd.	104,750	707,960
Mitsui Sumitomo Insurance Group Holdings, Inc.	129,659	2,869,214
Murata Manufacturing Co., Ltd.	22,560	1,114,846
NGK Insulators Ltd.	34,600	583,728
NKSJ Holdings, Inc. (a)	274,340	1,603,585
NTT DoCoMo, Inc.	2,603	4,135,456
NTT Urban Development Co.	435	352,578
Nintendo Co., Ltd.	2,600	725,834
Nippon Electric Glass Co.	28,490	362,051
Nippon Telegraph & Telephone Corp.	32,930	1,369,620
Nomura Holdings, Inc.	120,520	677,720
Okumura Corp.	215,990	773,049
Rinnai Corp.	13,400	717,769
Rohm Co., Ltd.	14,430	909,370
Sekisui House Ltd.	191,550	1,696,689
Seven & I Holdings Co., Ltd.	89,378	2,133,371
Shimachu Co., Ltd.	14,900	271,335
Shin-Etsu Chemical Co., Ltd.	59,530	2,957,817
Shionogi & Co., Ltd.	47,150	963,975
Sony Corp. - ADR	2,500	78,050
Sony Financial Holdings, Inc.	90	326,058
Sumitomo Chemical Co., Ltd.	816,600	3,536,244
Sumitomo Electric Industries Ltd.	58,100	677,667
Sumitomo Mitsui Financial Group, Inc.	33,360	1,028,130
Suzuki Motor Corp.	133,250	2,789,076
TDK Corp.	11,690	704,391

Common Stocks	Shares	Value

Japan (concluded)
Tadano Ltd.	25,000	$122,746
Terumo Corp.	13,250	695,947
Toda Corp.	242,500	775,229
Toho Co., Ltd.	51,186	846,033
Tokio Marine Holdings, Inc.	146,220	3,997,635
Tokyo Gas Co., Ltd.	396,309	1,797,122
Toyota Industries Corp.	72,227	1,942,258
Toyota Motor Corp.	32,460	1,139,473
Ube Industries Ltd.	382,400	955,337
West Japan Railway Co.	269	994,615

		85,210,310

Kazakhstan — 0.3%
KazMunaiGas Exploration Production - GDR	114,700	2,243,532

Luxembourg — 0.0%
Millicom International Cellular SA	1,400	130,508

Malaysia — 0.7%
Axiata Group Bhd (a)	659,800	884,487
British American Tobacco Malaysia Bhd	38,100	538,085
IOI Corp. Bhd	174,648	281,492
PLUS Expressways Bhd	940,145	1,135,549
Telekom Malaysia Bhd	206,200	217,924
Tenaga Nasional Bhd	308,241	833,124
YTL Power International	3,268,817	2,323,820

		6,214,481

Mexico — 0.3%
America Movil, SA de CV - ADR	41,000	2,034,010
Fomento Economico Mexicano, SA de CV - ADR	9,800	477,064

		2,511,074

Netherlands — 0.2%
Koninklijke KPN NV	51,274	712,498
Koninklijke Philips Electronics NV	26,170	813,547
Koninklijke Philips Electronics NV, New York Registered Shares	5,480	170,538
Unilever NV - ADR	11,400	336,186

		2,032,769

Norway — 0.2%
DnB NOR ASA	62,000	767,201
Statoil ASA	56,500	1,142,727

		1,909,928

Philippines — 0.1%
Philippine Long Distance Telephone Co. - ADR	11,900	639,030

Poland — 0.0%
Powszechny Zaklad Ubezpieczen SA	3,230	413,995

Russia — 2.0%
AFI Development Plc, Class B (a)	172,000	142,330
Kuzbassrazrezugol (a)	3,080,806	1,139,898
LSR Group - GDR (a)	235,100	1,316,560
MMC Norilsk Nickel - ADR	42,437	697,664
Magnitogorsk Iron & Steel Works - GDR	53,900	575,113
Novorossiysk Commercial Sea Port - GDR	206,200	2,443,470

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2010	3

Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Russia (concluded)
OAO Rosnft Oil Co. - GDR (a)	77,400	$517,032
Polyus Gold Co. ZAO - ADR	97,700	2,369,225
RusHydro - ADR (a)	652,734	3,407,272
Sberbank	864,900	2,421,720
Uralkali - GDR	46,600	979,532
VimpelCom Ltd. - ADR (a)	81,900	1,335,789

		17,345,605

Singapore — 1.3%
CapitaLand Ltd.	231,500	675,713
DBS Group Holdings Ltd.	67,940	721,079
Fraser and Neave Ltd.	300,100	1,213,949
Keppel Corp. Ltd.	246,200	1,693,981
MobileOne Ltd.	324,490	506,962
Noble Group Ltd.	247,123	300,836
Oversea-Chinese Banking Corp.	286,980	1,909,785
Parkway Holdings Ltd.	485,718	1,408,116
Parkway Life Real Estate Investment Trust	35,983	39,475
Sembcorp Marine Ltd.	162,700	479,853
Singapore Press Holdings Ltd.	170,300	517,936
Singapore Telecommunications Ltd.	768,660	1,766,737
United Overseas Bank Ltd.	37,800	552,983

		11,787,405

South Africa — 0.2%
Anglo Platinum Ltd. (a)	4,195	404,170
Gold Fields Ltd. - ADR	21,440	290,083
Impala Platinum Holdings Ltd.	15,000	406,373
Katanga Mining Ltd. (a)	197,778	190,458
Life Healthcare Group Holdings Ltd. (a)	284,700	518,648
Sasol Ltd.	4,900	194,154

		2,003,886

South Korea — 1.5%
Cheil Industries, Inc.	12,700	975,973
KT Corp.	4,000	144,291
KT Corp. - ADR	77,140	1,454,089
KT&G Corp.	23,258	1,168,729
Korean Reinsurance Co.	13,932	137,918
LG Corp.	12,500	863,402
LG Display Co., Ltd.	23,300	712,232
Mando Corp. (a)	1,800	177,250
Meritz Fire & Marine Insurance Co. Ltd.	13,947	86,246
POSCO	2,400	998,114
POSCO - ADR	8,750	910,087
Paradise Co. Ltd.	88,134	243,396
Samsung Electronics Co., Ltd.	4,140	2,839,654
Samsung Fine Chemicals Co., Ltd.	21,500	1,214,482
SK Telecom Co., Ltd.	9,510	1,340,355

		13,266,218

Spain — 0.6%
Banco Bilbao Vizcaya Argentaria SA	65,600	879,691
Banco Santander SA	211,700	2,750,221
Telefonica SA	48,719	1,103,261
Telefonica SA - ADR	4,450	304,558

		5,037,731

Common Stocks	Shares	Value

Switzerland — 1.5%
Credit Suisse Group AG	25,042	$1,135,090
Credit Suisse Group AG	3,000	136,110
Garmin Ltd. (b)	3,300	94,083
Nestle SA, Registered Shares	75,418	3,727,683
Noble Corp.	2,400	78,000
Novartis AG, Registered Shares	33,970	1,651,389
Roche Holding AG	9,124	1,186,358
Transocean Ltd. (a)	22,630	1,045,732
Tyco Electronics Ltd.	12,975	350,325
Tyco International Ltd.	10,775	412,467
UBS AG	63,790	1,082,847
Weatherford International Ltd. (a)	47,000	761,400
Zurich Financial Services AG	4,543	1,060,233

		12,721,717

Taiwan — 1.4%
ASUSTeK Computer, Inc.	43,700	329,343
Catcher Technology Co. Ltd.	81,800	184,113
Cheng Shin Rubber Industry Co. Ltd.	195,000	498,347
Chunghwa Telecom Co., Ltd.	428,835	903,563
Chunghwa Telecom Co., Ltd. - ADR (a)	79,107	1,673,113
Compal Electronics, Inc.	187,000	244,658
Delta Electronics, Inc.	444,324	1,532,083
Far EasTone Telecommunications Co., Ltd. (a)	542,000	754,549
HON HAI Precision Industry Co., Ltd. (a)	240,817	970,001
HTC Corp.	124,688	2,296,021
MediaTek, Inc.	38,076	515,608
Pegatron Corp. (a)	117,621	135,815
Taiwan Semiconductor Manufacturing Co., Ltd.	929,994	1,795,333

		11,832,547

Thailand — 0.3%
Hana Microelectronics Pcl	385,146	331,148
PTT Chemical PCL	76,521	239,462
PTT Public Co.	117,236	926,264
Siam Commercial Bank Pcl	426,005	1,174,731

		2,671,605

Turkey — 0.5%
BIM Birlesik Magazalar AS	30,800	945,310
Tupas Turkiye Petrol Rafine	36,666	834,145
Turk Telekomunikasyon AS	207,852	778,802
Turkcell Iletisim Hizmet AS	89,413	521,097
Turkiye Garanti Bankasi AS	266,447	1,378,526

		4,457,880

United Kingdom — 3.4%
Anglo American Plc (a)	48,900	1,933,559
Antofagasta Plc	66,900	1,036,389
AstraZeneca Group Plc - ADR	2,300	116,012
BG Group Plc	170,000	2,726,304
BP Plc	292,060	1,867,744
BP Plc - ADR	60,000	2,308,200
BT Group Plc	170,000	379,797
British American Tobacco Plc	24,893	856,437
Diageo Plc - ADR	47,706	3,333,695
Ensco International Plc - ADR	2,500	104,525
GlaxoSmithKline Plc - ADR	3,400	119,578
Guinness Peat Group Plc	1,264,507	606,054

4	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2010

Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United Kingdom (concluded)
HSBC Holdings Plc	323,995	$3,294,770
HSBC Holdings Plc - ADR	17,800	909,224
International Power Plc	147,400	826,443
Lloyds TSB Group Plc (a)	1,244,400	1,343,098
National Grid Plc	213,600	1,711,005
Prudential Plc	30,900	268,902
Royal Dutch Shell Plc - ADR	11,899	659,443
Shire Pharmaceuticals Plc - ADR	1,400	96,418
Standard Chartered Plc	30,200	872,529
Unilever Plc	23,632	671,415
Unilever Plc - ADR	14,500	415,135
Vodafone Group Plc	912,551	2,127,782
Vodafone Group Plc - ADR	62,694	1,472,055

		30,056,513

United States — 45.6%
3M Co.	24,400	2,087,176
ACE Ltd.	60,869	3,230,927
The AES Corp. (a)	74,100	763,971
AOL, Inc. (a)	2,521	52,739
AT&T Inc. (c)	302,237	7,840,028
Abbott Laboratories	66,335	3,255,722
Advance Auto Parts, Inc.	2,400	128,472
Advanced Micro Devices, Inc. (a)(b)	119,500	895,055
Aetna, Inc.	76,600	2,133,310
Agilent Technologies, Inc. (a)	24,800	692,664
Allergan, Inc.	1,900	116,014
Alliance Resource Partners LP	15,500	809,565
The Allstate Corp.	18,900	533,736
Altria Group, Inc. (d)	68,300	1,513,528
Amdocs Ltd. (a)	3,500	95,655
American Commercial Lines, Inc. (a)	27,550	665,332
American Electric Power Co., Inc.	34,200	1,230,516
American Tower Corp., Class A (a)	27,900	1,290,096
American Water Works Co, Inc.	31,900	682,022
AmerisourceBergen Corp.	26,000	779,220
Amgen, Inc. (a)	33,500	1,826,755
Amphenol Corp., Class A	3,700	165,760
Anadarko Petroleum Corp.	42,800	2,104,048
Analog Devices, Inc.	6,500	193,115
Apache Corp.	22,700	2,169,666
Apple, Inc. (a)	41,331	10,632,400
Arch Capital Group Ltd. (a)	11,000	860,860
Ascent Media Corp., Class A (a)	195	5,421
Axis Capital Holdings Ltd.	3,400	105,978
BMC Software, Inc. (a)	4,100	145,878
Bank of America Corp.	441,684	6,201,243
The Bank of New York Mellon Corp.	131,579	3,298,686
Biogen Idec, Inc. (a)	2,300	128,524
Boeing Co.	43,000	2,930,020
Boston Scientific Corp. (a)	73,500	411,600
Bristol-Myers Squibb Co. (c)	387,291	9,651,292
Broadcom Corp., Class A	15,600	562,068
Bunge Ltd.	20,811	1,033,266
CA, Inc.	109,900	2,149,644
CF Industries Holdings, Inc.	31,700	2,573,723
CMS Energy Corp.	36,500	581,080
CNA Financial Corp. (a)	1,000	28,060
CNH Global NV	3,850	118,503
CVS Caremark Corp.	54,470	1,671,684
Cablevision Systems Corp., Class A	4,200	115,122

Common Stocks	Shares	Value

United States (continued)
Capital One Financial Corp.	2,500	$105,825
Cardinal Health, Inc.	3,000	96,810
CareFusion Corp. (a)	3,900	82,173
CenturyTel, Inc.	20,841	742,356
Cephalon, Inc. (a)	1,400	79,450
Check Point Software Technologies Ltd. (a)	4,400	149,688
Chesapeake Energy Corp.	34,200	719,226
Chevron Corp. (d)	97,650	7,441,906
Chubb Corp.	26,800	1,410,484
Cigna Corp.	30,200	928,952
Cimarex Energy Co.	1,800	123,966
Cisco Systems, Inc. (a)	180,103	4,154,976
Citigroup, Inc. (a)	929,158	3,809,548
The Coca-Cola Co.	19,309	1,064,119
Cognizant Technology Solutions Corp. (a)	6,400	349,184
Colgate-Palmolive Co.	30,800	2,432,584
Comcast Corp., Class A	214,100	4,168,527
Comerica, Inc.	3,100	118,916
Complete Production Services, Inc. (a)	32,900	633,325
Computer Sciences Corp.	6,100	276,513
Comverse Technology, Inc. (a)	99,000	742,500
ConAgra Foods, Inc.	20,700	486,036
ConocoPhillips	76,800	4,240,896
Consol Energy, Inc.	100,541	3,768,277
Constellation Brands, Inc., Class A (a)	20,300	346,318
Constellation Energy Group, Inc.	3,000	94,800
Corning, Inc.	204,554	3,706,518
Crown Holdings, Inc. (a)	20,700	576,081
DIRECTV, Class A (a)	67	2,490
DISH Network Corp.	20,700	415,656
DTE Energy Co.	2,300	106,168
Darden Restaurants, Inc.	2,400	100,536
DaVita, Inc. (a)	20,500	1,175,060
Dell, Inc. (a)	193,600	2,563,264
Devon Energy Corp.	36,200	2,262,138
Discover Financial Services, Inc.	250	3,818
Discovery Communications, Inc., Class A (a)	1,250	48,263
Discovery Communications, Inc., Class C (a)	1,350	46,413
Dollar Tree, Inc. (a)	3,000	132,960
The Dow Chemical Co.	74,700	2,041,551
Dr. Pepper Snapple Group, Inc.	9,240	346,962
E.I. du Pont de Nemours & Co.	51,600	2,098,572
EMC Corp. (a)	68,000	1,345,720
EXCO Resources, Inc.	156,800	2,275,168
Eastman Chemical Co.	1,700	106,488
Eaton Corp.	1,600	125,536
eBay, Inc. (a)	39,500	825,945
El Paso Corp.	250,800	3,089,856
Electronic Arts, Inc. (a)	66,000	1,051,380
Eli Lilly & Co.	25,900	922,040
Endo Pharmaceuticals Holdings, Inc. (a)	9,400	225,694
Endurance Specialty Holdings Ltd.	29,900	1,153,841
Entergy Corp.	19,300	1,495,943
Everest Re Group Ltd.	6,600	512,292
Exelon Corp.	41,700	1,744,311
Expedia, Inc.	4,400	99,792

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2010	5

Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (continued)
Extreme Networks, Inc. (a)	2,543	$7,273
Exxon Mobil Corp. (d)	234,239	13,979,389
FMC Corp.	52,800	3,299,472
Family Dollar Stores, Inc.	1,800	74,430
Fidelity National Information Services, Inc.	7,700	220,759
Fidelity National Title Group, Inc., Class A (b)	132,100	1,951,117
Fluor Corp.	1,100	53,119
Forest Laboratories, Inc. (a)	13,600	377,400
Freeport-McMoRan Copper & Gold, Inc., Class B	22,139	1,583,824
Frontier Communications Corp.	26,973	206,074
The Gap, Inc.	4,600	83,306
General Communication, Inc., Class A (a)	4,300	36,464
General Electric Co.	532,795	8,588,655
General Mills, Inc.	30,400	1,039,680
Genzyme Corp. (a)	27,400	1,905,944
Gilead Sciences, Inc. (a)	48,300	1,609,356
Global Industries Ltd. (a)	190,400	902,496
The Goldman Sachs Group, Inc.	25,900	3,906,238
Google, Inc., Class A (a)	8,345	4,046,073
H.J. Heinz Co.	13,393	595,721
Halliburton Co.	51,850	1,549,278
Hanesbrands, Inc. (a)	2,250	56,363
Harris Corp.	2,900	129,137
Hartford Financial Services Group, Inc.	17,000	397,970
HealthSouth Corp. (a)	31,260	578,623
Hess Corp.	25,100	1,345,109
Hewitt Associates, Inc., Class A (a)	2,600	127,660
Hewlett-Packard Co.	94,000	4,327,760
Hologic, Inc. (a)	140,200	1,982,428
Hospira, Inc. (a)	2,000	104,200
Humana, Inc. (a)	28,100	1,321,262
ITT Corp.	1,800	84,816
Intel Corp.	153,700	3,166,220
International Business Machines Corp.	71,150	9,135,660
International Game Technology	66,700	1,016,508
International Paper Co.	20,700	500,940
Intuit, Inc. (a)	3,000	119,250
JDS Uniphase Corp. (a)	11,450	124,233
JPMorgan Chase & Co.	211,439	8,516,763
Johnson & Johnson	146,390	8,503,795
KBR, Inc.	31,820	712,132
Kimberly-Clark Corp.	1,600	102,592
King Pharmaceuticals, Inc. (a)	13,100	114,756
Kraft Foods, Inc.	106,497	3,110,777
L-3 Communications Holdings, Inc.	1,500	109,560
LSI Corp. (a)	8,500	34,255
Lexmark International, Inc., Class A (a)	29,028	1,066,779
Liberty Global, Inc. (a)	4,300	125,775
Liberty Media Corp. - Starz, Series A (a)	6	329
Liberty Media Holding Corp. - Capital (a)	17	793
Liberty Media Holding Corp. - Interactive (a)	1,815	20,546
Life Technologies Corp. (a)	20,765	892,687
Limited Brands, Inc.	4,000	102,560

Common Stocks	Shares	Value

United States (continued)
Lockheed Martin Corp.	31,900	$2,397,285
Lorillard, Inc.	7,800	594,672
Lubrizol Corp.	1,300	121,537
MEMC Electronic Materials, Inc. (a)	4,800	45,888
Marathon Oil Corp.	80,300	2,686,035
Mattel, Inc.	51,400	1,087,624
McDermott International, Inc. (a)	102,900	2,419,179
McDonald’s Corp.	22,000	1,534,060
The McGraw-Hill Cos., Inc.	2,000	61,380
McKesson Corp.	20,600	1,294,092
Mead Johnson Nutrition Co.	46,312	2,461,020
MeadWestvaco Corp.	4,600	110,216
Medco Health Solutions, Inc. (a)	36,100	1,732,800
Medtronic, Inc.	80,700	2,983,479
Merck & Co, Inc.	164,042	5,652,887
MetLife, Inc.	20,084	844,733
Mettler Toledo International, Inc. (a)	4,900	572,320
Micron Technology, Inc. (a)	12,500	91,000
Microsoft Corp.	466,721	12,046,069
Molson Coors Brewing Co., Class B	2,400	108,024
Morgan Stanley	92,700	2,501,973
Motorola, Inc. (a)	83,200	623,168
Murphy Oil Corp.	8,800	481,800
Mylan, Inc.	5,000	87,000
NII Holdings, Inc. (a)	2,900	108,634
NRG Energy, Inc. (a)	16,300	369,684
Nabors Industries Ltd. (a)	12,000	220,920
National Oilwell Varco, Inc.	56,772	2,223,192
National Semiconductor Corp.	6,900	95,220
Newmont Mining Corp.	87,362	4,883,536
News Corp., Class A	73,100	953,955
NextEra Energy, Inc.	41,800	2,186,140
Northern Trust Corp.	51,900	2,438,781
Northrop Grumman Corp.	23,100	1,354,584
Novell, Inc. (a)	27,900	168,516
Occidental Petroleum Corp.	36,150	2,817,169
Oracle Corp.	134,500	3,179,580
PG&E Corp.	18,900	839,160
PPG Industries, Inc.	1,700	118,099
PPL Corp.	58,600	1,599,194
Pall Corp.	4,700	179,728
Parker Hannifin Corp.	1,600	99,392
PartnerRe Ltd.	6,800	492,116
PerkinElmer, Inc.	22,900	445,634
Perrigo Co.	25,100	1,405,851
Pfizer, Inc.	428,589	6,428,835
PharMerica Corp. (a)	975	12,734
Philip Morris International, Inc.	39,700	2,026,288
Pitney Bowes, Inc.	4,300	104,963
Platinum Underwriters Holdings Ltd.	14,400	562,752
Polo Ralph Lauren Corp.	1,200	94,812
Polycom, Inc. (a)	54,000	1,602,720
Praxair, Inc.	9,500	824,790
Precision Castparts Corp.	10,300	1,258,557
Pride International, Inc. (a)	2,800	66,612
Principal Financial Group, Inc.	16,200	414,882
The Procter & Gamble Co.	86,500	5,290,340
The Progressive Corp.	40,600	797,384
QUALCOMM, Inc.	131,500	5,007,520
Qwest Communications International, Inc.	302,300	1,711,018

6	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2010

Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value

United States (continued)
RHJ International - ADR (a)		23,000	$195,367
R.R. Donnelley & Sons Co.		5,800	97,846
Ralcorp Holdings, Inc. (a)		2,801	163,578
Raytheon Co.		15,600	721,812
RenaissanceRe Holdings Ltd.		14,500	829,690
Ross Stores, Inc.		2,200	115,852
RusHydro		9,844,060	502,047
Ryder System, Inc.		2,800	122,276
SM Energy Co.		32,400	1,342,008
SUPERVALU, Inc.		8,091	91,266
Safeway, Inc.		4,200	86,268
SanDisk Corp. (a)		3,300	144,210
Sara Lee Corp.		151,100	2,234,769
Schlumberger Ltd.		45,700	2,726,462
Sears Holdings Corp. (a)		1,000	71,000
Sempra Energy		2,800	139,300
Simon Property Group, Inc.		9,300	829,746
Smith International, Inc.		8,500	352,580
Sohu.com, Inc. (a)		4,600	216,292
The Southern Co.		19,500	688,935
Spirit Aerosystems Holdings, Inc., Class A (a)		87,700	1,784,695
Sprint Nextel Corp. (a)		143,900	657,623
The St. Joe Co. (a)(b)		40,100	1,034,179
State Street Corp.		35,600	1,385,552
Stryker Corp.		1,900	88,483
Symantec Corp. (a)		7,100	92,087
TJX Cos., Inc.		2,300	95,496
Target Corp.		2,100	107,772
Tellabs, Inc.		2,800	19,544
Teradata Corp. (a)		6,100	193,980
Texas Instruments, Inc.		81,000	1,999,890
Thermo Fisher Scientific, Inc. (a)		27,200	1,220,192
Time Warner Cable, Inc.		7,089	405,278
Time Warner, Inc.		20,133	633,384
Total System Services, Inc.		6,700	99,897
Transatlantic Holdings, Inc.		8,500	406,385
The Travelers Cos., Inc.		55,700	2,810,065
URS Corp. (a)		2,100	84,819
U.S. Bancorp		130,900	3,128,510
Unifi, Inc. (a)		53,500	209,720
Union Pacific Corp.		64,300	4,801,281
United Technologies Corp.		8,600	611,460
UnitedHealth Group, Inc.		28,100	855,645
UnumProvident Corp.		4,700	107,254
Valero Energy Corp.		45,700	776,443
Validus Holdings Ltd.		21,656	537,935
VeriSign, Inc. (a)		4,400	123,860
Verizon Communications, Inc.		228,600	6,643,116
Viacom, Inc., Class B		76,650	2,532,516
WABCO Holdings, Inc. (a)		400	15,472
Wal-Mart Stores, Inc.		93,137	4,767,683
Walgreen Co.		3,800	108,490
Waters Corp. (a)		14,450	927,112
WellPoint, Inc. (a)		54,550	2,766,776
Wells Fargo & Co.		266,200	7,381,726
Western Digital Corp. (a)		9,100	240,149
Whirlpool Corp.		1,200	99,960
Williams Cos., Inc.		5,700	110,637
Windstream Corp.		23,391	266,657
Wisconsin Energy Corp.		1,736	94,230
Xerox Corp.		183,248	1,784,836

Common Stocks	Shares		Value

United States (concluded)
Xilinx, Inc.		4,100	$114,472

			400,294,359

Total Common Stocks – 87.2%			765,146,492

Fixed Income Securities

Corporate Bonds	Par (000)

Canada — 0.2%
Sino-Forest Corp., 5.00%, 8/01/13 (e)(f)	USD	1,557	1,634,850

Hong Kong — 0.0%
FU JI Food and Catering Services Holdings Ltd., 0.00%, 10/18/10 (a)(f)(g)(h)	CNY	10,800	302,878

India — 0.2%
Gujarat NRE Coke Ltd., 47.03%, 4/12/11 (f)(h)	USD	200	262,000
REI Agro Ltd., 5.50%, 11/13/14 (e)(f)		1,235	1,238,088

			1,500,088

Malaysia — 0.1%
Berjaya Land Bhd, 8.00%, 8/15/11 (f)	MYR	2,290	739,697

Singapore — 0.3%
Olam International Ltd., 6.00%, 10/15/16 (f)	USD	800	920,505
Wilmar International Ltd., 13.69%, 12/18/12 (f)(h)		700	924,839
Yanlord Land Group Ltd., 5.85%, 7/13/14 (f)	SGD	1,500	1,163,774

			3,009,118

United Arab Emirates — 0.6%
Aldar Funding Ltd., 5.77%, 11/10/11 (f)	USD	475	452,437
Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (f)		4,860	4,471,200

			4,923,637

United Kingdom — 0.3%
Lloyds TSB Bank Plc, 13.00% (i)	GBP	1,081	1,840,426
Petropavlovsk 2010 Ltd., 4.00%, 2/18/15 (f)	USD	1,000	1,040,000

			2,880,426

United States — 0.3%
Cell Genesys, Inc., 3.13%, 5/01/13 (f)		27	11,686
China Milk Products Group Ltd., 23.56%, 1/05/12 (f)(h)		1,000	351,141
IOI Capital Bhd, Series IOI, 3.26%, 12/18/11 (f)(h)		1,150	1,400,125
Preferred Term Securities XXIV, Ltd. (a)(e)		1,200	12
Preferred Term Securities XXV, Ltd. (a)		1,150	11

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2010	7

Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

United States (concluded)
Preferred Term Securities XXVI, Ltd. (a)	USD	970	$10
Preferred Term Securities XXVII, Ltd. (a)		900	9
SBA Communications Corp., 4.00%, 10/01/14 (e)(f)		412	553,110

			2,316,104

Total Corporate Bonds – 2.0%			17,306,798

U.S. Treasury Obligations

U.S. Treasury Notes, 2.75%, 7/31/10		10,525	10,525,000

Total U.S. Treasury Obligations – 1.2%			10,525,000

Total Fixed Income Securities – 3.2%			27,831,798

Investment Companies

Brazil — 0.0%
iShares MSCI Brazil Index Fund (j)		5,400	380,052

United States — 5.9%
Consumer Staples Select Sector SPDR Fund (b)		66,100	1,783,378
ETFS Palladium Trust (a)		15,700	779,976
ETFS Platinum Trust (a)		12,900	2,023,365
Energy Select Sector SPDR Fund (b)		142,200	7,656,048
Financial Select Sector SPDR Fund		248,500	3,655,435
Health Care Select Sector SPDR Fund		66,100	1,888,477
iShares Dow Jones U.S. Telecommunications Sector Index Fund (b)(j)		40,000	813,600
iShares Silver Trust (a)(j)		130,000	2,285,400
SPDR Gold Trust (a)		196,300	22,670,687
SPDR KBW Bank ETF (b)		5,400	130,572
SPDR KBW Regional Banking ETF (b)		30,800	731,808
Technology Select Sector SPDR Fund		129,200	2,832,064
Telecom HOLDRS Trust		11,200	274,848
Utilities Select Sector SPDR Fund		122,900	3,732,473
Vanguard Telecommunication Services ETF		1,400	81,102

			51,339,233

Vietnam — 0.2%
Vietnam Enterprise Investments Ltd., R Shares (a)		199,954	385,911

Investment Companies	Shares		Value

Vietnam (concluded)
Vinaland Ltd. (a)	USD	1,723,580	$1,342,324

			1,728,235

Total Investment Companies – 6.1%			53,447,520

Preferred Securities

Capital Trusts	Par (000)

Singapore — 0.0%
DBS Capital Funding Corp., 7.66%, (i)(k)		119	121,083

Total Capital Trusts – 0.0%			121,083

Preferred Stocks	Shares

United Kingdom — 0.1%
Holdings Plc, 8.00%		28,100	728,633

United States — 0.4%
Apache Corp., 6.00% (f)		10,250	556,882
Bunge Ltd., 4.88% (f)		2,835	236,723
El Paso Corp., 4.99% (f)		1,658	1,765,770
Mylan, Inc., 6.50% (f)		1,069	1,132,873
XL Group Plc, 10.75% (f)		17,012	450,818

			4,143,066

Total Preferred Stocks – 0.5%			4,871,699

Total Preferred Securities – 0.5%			4,992,782

Warrants (l)

Canada — 0.0%
Kinross Gold Corp. (Expires 9/03/13)		36,725	95,380
New Gold, Inc. (Expires 4/03/12)		170,500	5,805

			101,185

United States — 0.2%
Bank of America Corp. (Expires 1/16/19)		76,988	588,958
Ford Motor Co. (Expires 1/01/13)		134,367	650,337
JPMorgan Chase & Co. (Expires 10/28/18)		6,089	86,829

			1,326,124

Total Warrants – 0.2%			1,427,309

Total Long-Term Investments (Cost – $802,096,301) – 97.2%			852,845,901

8	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2010

Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)		Value

Time Deposits — 0.0%

Hong Kong — 0.0%
Brown Brothers Harriman & Co., 0.01%, 8/02/10 (m)	HKD	13	$13,414

United States — 0.0%
Brown Brothers Harriman & Co., 0.01%, 8/02/10 (m)	USD	85	85,015

Total Time Deposit – 0.0%			98,429

U.S. Treasury Obligations (n)— 2.4%
U.S. Treasury Bills:
0.16%, 8/26/10		3,721	3,720,654
0.14%, 9/23/10		8,870	8,868,013
0.16%, 9/02/10		417	416,948
0.15%, 9/30/10 (c)		3,310	3,309,159
0.14%, 10/07/10		4,970	4,968,733

			21,283,507

	Beneficial Interest (000)

Money Market Funds — 1.4%
BlackRock Liquidity Series, LLC Money Market Series, 0.34% (j)(m)(o)		12,590	12,590,200

Total Short-Term Securities (Cost – $33,972,165) – 3.8%			33,972,136

Options Purchased	Contracts

Exchange-Traded Call Options — 0.0%
American Commercial Lines, Inc., expires 9/18/10		35	4,725
Apple, Inc., expires 10/16/10		14	27,510

Total Options Purchased (Cost – $33,757) – 0.0%			32,235

Total Investments Before Structured Options, Investments Sold Short and Outstanding Options Written (Cost – $836,102,223*) – 101.0%			886,850,272

Over-the-Counter Structured Options — 0.0%
Credit Suisse Euro Stoxx Index Link, expires 9/30/10, Broker Credit Suisse International (p)		1,950	(253,283)
Taiwan Taiex Index, Broker Citibank NA, Strike Price USD 250:
expires 12/01/11 (q)		5,100	32,966
expires 12/01/11 (r)		2,600	35,169

Total Over-the-Counter Structured Options (Premium Paid - $18,364) – 0.0%			(185,148)

Investments Sold Short	Shares	Value

United States — 0.0%
D.R. Horton, Inc.	10,240	$(112,845)

Total Investments Sold Short (Proceeds – $94,414) – 0.0%		(112,845)

Options Written	Contracts

Exchange-Traded Call Options — 0.0%
Agrium, Inc., Strike Price USD 65, expires 1/02/11	115	(63,250)
Apple, Inc., Strike Price USD 290, expires 10/02/10	14	(5,810)
Corning, Inc., Strike Price USD 19, expires 1/02/11	675	(87,075)
Dell, Inc., Strike Price USD 15, expires 1/02/11	488	(32,208)
Ingersoll-Rand Plc, Strike Price USD 42.50, expires 9/18/10	29	(580)
Kraft Foods, Inc., Strike Price USD 32, expires 9/18/10	188	(1,128)

		(190,051)

Exchange-Traded Put Options — 0.0%
American Commercial Lines, Inc., Strike Price USD 22.50, expires 9/18/10	35	(3,413)
Apple, Inc., Strike Price USD 230, expires 10/16/10	14	(7,840)
Mead Johnson Nutrition Co., Strike Price USD 45, expires 1/22/11	39	(7,059)

		(18,312)

Over-the-Counter Call Options — 0.0%
Thomson Reuters Corp., Strike Price USD 38, expires 8/01/10	19	(1,137)

Total Options Written (Premiums Received – $280,477) – 0.0%		(209,500)

Total Investments, Net of Structured Options, Investments Sold Short and Outstanding Options Written– 101.0%		886,342,779
Liabilities in Excess of Other Assets – (1.0)%		(8,863,084)

Net Assets – 100.0%		$877,479,695

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$845,014,020

Gross unrealized appreciation	$109,752,691
Gross unrealized depreciation	(67,916,439)

Net unrealized appreciation	$41,836,252

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged as collateral in connection with swaps.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2010	9

Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund
(Percentages shown are based on Net Assets)

(d)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Convertible security.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)	Investments in companies considered to be an affiliate of the Fund, during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, are as follows:

Affiliate	Beneficial Interest/ Shares Held at October 31, 2009	Shares Purchased		Beneficial Interest/Shares Sold	Beneficial Interest/ Shares Held at July 31, 2010	Value at July 31, 2010	Realized Gain (Loss)	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	196,326	—		(196,326)[2]	—	—	—	—
BlackRock Liquidity Series, LLC Money Market Series	8,141,000	4,449,200	[1]	—	12,590,200	$12,590,200	—	$18,995
iShares Dow Jones U.S. Telecommunications Sector Index Fund	40,000	—		—	40,000	$813,600	—	$21,485
iShares MSCI Brazil Index Fund	3,500	21,700		(19,300)	5,400	$380,052	$(72,151)	$15,017
iShares Silver Trust	230,600	—		(100,600)	130,000	$2,285,400	$480,150	—

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net shares/beneficial interest sold.

(k)	Variable rate security. Rate shown is as of report date.

(l)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(m)	Represents the current yield as of report date.

(n)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(o)	Security was purchased with the cash collateral from loaned securities.

(p)

CSFB DJ EuroStoxx Structured Option is issued in units. Each unit represents a structure based on the DJ EuroStoxx 50 Index, with an initial reference strike of 2,941.22. Each unit contains (a) one written put on the index at a strike price of 2,779.453 and (b) one call option on the index with a strike of 2,970.632. The Fund holds 1,950 units of the structure. On July 31, 2010, the EuroStoxx 50 Index was 2,742.14. At this time, the value of the structured option was ($253,283) based on a price of $(129.89) per unit. The option expires on September 30, 2010.

(q)

Taiwan Taiex Index Structured Option is issued in units. Each unit represents a structure based on the Taiwan Taiex Index, with an initial reference strike of 7,531.937. Each unit contains (a) one written put on the index at a strike price of 6,228.912 and (b) one call option on the index with a strike of 7,531.937. The Fund holds 5,100 units of the structure. On July 30, 2010, the Taiwan Taiex Index was 7,760.63. At this time, the value of the structured option was $32,967 based on a price of $6.464 per unit. The option expires on December 21, 2011

(r)

Taiwan Taiex Index Structured Option is issued in units. Each unit represents a structure based on the Taiwan Taiex Index, with an initial reference strike of 7,212.9861. Each unit contains (a) one written put on the index at a strike price of 6,228.912 and (b) one call option on the index with a strike of 7,531.937. The Fund holds 2,600 units of the structure. On July 30, 2010, the Taiwan Taiex Index was 7,760.63. At this time, the value of the structured option was $16,806.47 based on a price of $6.464 per unit. The option expires on December 21, 2011.

10	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2010

Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund

•	Foreign currency exchange contracts as of July 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

INR	243,911	USD	5,284	Brown Brothers Harriman & Co.	8/02/10	$(28)
USD	53,181	INR	2,454,827	Brown Brothers Harriman & Co.	8/02/10	281
USD	106,517	JPY	9,287,229	Barclay’s Bank	8/02/10	(980)
USD	2,839,128	THB	87,980	Brown Brothers Harriman & Co.	8/02/10	19
JPY	100,938,200	USD	1,151,776	Brown Brothers Harriman & Co.	8/03/10	16,591
USD	337,345	GBP	215,776	Brown Brothers Harriman & Co.	8/03/10	(1,239)
USD	13,420	HKD	104,242	Brown Brothers Harriman & Co.	8/03/10	—
USD	4,762	INR	219,800	Brown Brothers Harriman & Co.	8/03/10	25
USD	352,937	ZAR	2,582,026	Brown Brothers Harriman & Co.	8/05/10	(622)
CAD	2,590,611	USD	2,454,492	Brown Brothers Harriman & Co.	8/23/10	64,695
CHF	8,584,657	USD	8,153,825	Brown Brothers Harriman & Co.	8/23/10	89,294
EUR	3,968,100	USD	5,100,000	Brown Brothers Harriman & Co.	8/23/10	70,988
GBP	399,116	USD	607,025	Brown Brothers Harriman & Co.	8/23/10	19,175
JPY	991,409,510	USD	11,439,468	Brown Brothers Harriman & Co.	8/23/10	38,148
USD	36,626,242	EUR	28,253,800	Brown Brothers Harriman & Co.	8/23/10	(192,408)
USD	1,900,000	GBP	1,219,004	Brown Brothers Harriman & Co.	8/23/10	(12,577)
USD	300,000	JPY	25,874,070	Brown Brothers Harriman & Co.	8/23/10	454

Total						$91,816

•	Financial futures contracts purchased as of July 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

12	H-Shares Index Apr 10	Hong Kong	August 2010	$929,156	$(11,795)
86	SGX CNX Nifty ETS	Chicago Mercantile	August 2010	$940,679	(16,867)
17	DAX Index 25 Euro	Eurex	September 2010	$3,408,705	6,825
206	DJ Euro Stoxx 50	Eurex	September 2010	$6,920,099	448,836
12	FTSE 100 Index	NYSE – LIFFE London	September 2010	$964,702	22,917
23	S&P 500 Index	Chicago Mercantile	September 2010	$6,364,107	(48,882)
5	S&P TSE 60 Index	Montreal	September 2010	$661,467	3,481
3	SPI 200 Index Future	Australia, Sydney	September 2010	$309,236	(6,411)
6	Yen Denom Nikkei	Tokyo	September 2010	$331,769	(673)

Total					$397,431

•	Total return swaps outstanding as of July 31, 2010 were as follows:

Interest Payable Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation

(0.31)%[1]	BNP Paribas SA	September 2010	USD	4,592	$519,447[2]
(0.20)%[3]	BNP Paribas SA	September 2010	USD	1,592	180,086[2]
(0.18)%[4]	Deutsche Bank AG	September 2010	USD	2,137	241,715[2]
0.11%[5]	BNP Paribas SA	September 2010	USD	3,692	149,384[6]
1.02%[7]	JPMorgan Chase Bank NA	December 2010	USD	1,392	97,239[8]
0.89%[9]	BNP Paribas SA	January 2011	USD	1,314	55,389[8]
(0.25)%[10]	JPMorgan Chase Bank NA	February 2011	USD	3,990	377,430[2]
(0.25)%[10]	JPMorgan Chase Bank NA	February 2011	USD	648	61,260[2]

Total					$1,681,950

[1]	Based on the 3-month LIBOR minus 0.85%.

[2]	Based on the return of the MSCI Daily Total Return Net Europe (excluding United Kingdom) USD Index.

[3]	Based on the 3-month LIBOR minus 0.74%.

[4]	Based on the 3-month LIBOR minus 0.72%.

[5]	Based on the 3-month LIBOR minus 0.24%.

[6]	Based on the return of the MSCI Daily Total Return Net EAFE USD Index.

[7]	Based on the 3-month LIBOR plus 0.48%.

[8]	Based on the return of the MSCI Daily Total Return Net Emerging Markets USD Index.

[9]	Based on the 3-month LIBOR plus 0.37%.

[10]	Based on the 3-month LIBOR minus 0.71%.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2010	11

Schedule of Investments (continued)	BlackRock Global Dynamic Equity Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of July 31, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks
Australia	—	$8,818,134	—	$8,818,134
Austria	—	335,407	—	335,407
Belgium	$350,058	1,141,748	—	1,491,806
Brazil	29,078,108	—	$42,533	29,120,641
Canada	39,380,728	—	—	39,380,728
Chile	1,485,637	—	—	1,485,637
China	2,527,766	18,786,508	—	21,314,274
Egypt	—	1,140,464	—	1,140,464
Finland	108,414	817,788	—	926,202
France	2,153,436	9,138,859	—	11,292,295
Germany	265,248	2,910,338	—	3,175,586
Hong Kong	—	7,790,491	—	7,790,491
India	—	11,601,600	—	11,601,600
Indonesia	—	1,937,372	—	1,937,372
Ireland	4,475,039	—	—	4,475,039
Israel	2,209,624	—	—	2,209,624
Italy	—	5,870,099	—	5,870,099
Japan	1,749,695	83,460,615	—	85,210,310
Kazakhstan	2,243,532	—	—	2,243,532
Luxembourg	130,508	—	—	130,508
Malaysia	—	6,214,481	—	6,214,481
Mexico	2,511,074	—	—	2,511,074
Netherlands	506,724	1,526,045	—	2,032,769
Norway	—	1,909,928	—	1,909,928
Philippines	639,030	—	—	639,030
Poland	413,995	—	—	413,995
Russia	16,770,492	575,113	—	17,345,605
Singapore	—	11,787,405	—	11,787,405
South Africa	999,189	1,004,697	—	2,003,886
South Korea	2,541,426	10,724,792	—	13,266,218
Spain	3,054,779	1,982,952	—	5,037,731
Switzerland	2,878,117	9,843,600	—	12,721,717
Taiwan	1,808,928	10,023,619	—	11,832,547
Thailand	2,671,605	—	—	2,671,605
Turkey	—	4,457,880	—	4,457,880
United Kingdom	9,534,285	20,522,228	—	30,056,513
United States	399,289,427	1,004,932	—	400,294,359
Investment Companies	53,447,520	—	—	53,447,520
Corporate Bonds	—	15,125,667	2,181,131	17,306,798
U.S. Treasury Obligations	—	10,525,000	—	10,525,000
Preferred Securities	2,549,047	2,443,735	—	4,992,782
Warrants	1,427,309	—	—	1,427,309
Short-Term Securities
Money Market Funds	—	12,590,200	—	12,590,200
Time Deposits	—	98,429	—	98,429
U.S. Treasury Obligations	—	21,283,507	—	21,283,507
Liabilities:
Investments Sold Short	(112,845)	—	—	(112,845)

Total	$587,087,895	$297,393,633	$2,223,664	$886,705,192

12	BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2010

Schedule of Investments (concluded)	BlackRock Global Dynamic Equity Fund

	Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Equity contracts	$514,294	$1,681,950	$68,135	$2,264,379
Foreign currency exchange contracts	—	299,670	—	299,670
Liabilities:
Equity contracts	(292,411)	(1,717)	(253,283)	(547,411)
Foreign currency exchange contracts	—	(207,854)	—	(207,854)

Total	$221,883	$1,772,049	(185,148)	$1,808,784

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Bonds	Total

Assets:
Balance, as of October 31, 2009	$133,559	$7,109,696	$7,243,255
Accrued discounts/premium	—	—	—
Net realized gain (loss)	(65)	826,517	826,452
Net change in unrealized appreciation /depreciation[2]	(24,519)	(583,646)	(608,165)
Purchases	—	—	—
Sales	(66,442)	(5,171,436)	(5,237,878)
Transfers in3	—	—	—
Transfers out[3]	—	—	—

Balance, as of July 31, 2010	$42,533	$2,181,131	$2,223,664

[2]	The change in unrealized appreciation/depreciation on securities still held at July 31, 2010 was $(37,723).

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Equity Contracts

Assets/Liabilities:
Balance, as of October 31, 2009	$1,526,180
Accrued discounts/premium	—
Net realized gain (loss)	1,022,274
Net change in unrealized appreciation/depreciation	(1,526,180)
Purchases	—
Sales	(1,022,274)
Transfers in3	(185,148)
Transfers out[3]	—

Balance, as of July 31, 2010	$(185,148)

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK GLOBAL DYNAMIC EQUITY FUND	JULY 31, 2010	13

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Dynamic Equity Fund

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Global Dynamic Equity Fund

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Global Dynamic Equity Fund

Date: September 27, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Dynamic Equity Fund

Date: September 27, 2010